Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principles of consolidation
(a)	Basis of presentation and principles of consolidation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company balances and transactions are eliminated upon consolidation.

Use of estimates
(b)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenue and expenses during the reported periods in the consolidated financial statements and accompanying notes. Accounting estimates reflected in the Group’s consolidated financial statements include, but not limited to, the allowance for receivable, the recoverability of long-lived assets and valuation allowance for deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Cash
(c)	Cash

Cash consists of cash in bank and cash on hand. The Group’s demand deposits are held at financial institutions, which have original maturities of less than three months and are unrestricted as to withdrawal and use.

Credit losses
(d)	Credit losses

On January 1, 2023, the Group adopted Accounting Standards Update (“ASU”) 2016-13 “Financial Instruments — Credit Losses” (Topic 326). Measurement of Credit Losses on Financial Instruments,” by using an aging schedule method in combination with current situation adjustment, which replaces the previous incurred loss impairment model. The expected credit loss impairment model requires the entity to recognize its estimate of expected credit losses for affected financial assets using an allowance for credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates.

The Group’s accounts receivable, amounts due from related parties, and deposits, other receivables which are included prepaid expenses and other current assets line item in the balance sheet are within the scope of ASC Topic 326. The Group uses an aging schedule method in combination with current situation adjustment, to determine the loss rate of receivable balances and evaluate the expected credit losses on an individual basis. When establishing the loss rate, the Group makes the assessment based on various factors, including aging of receivable balances, historical experience, credit-worthiness of debtor, current economic conditions, reasonable and supportable forecasts of future economic, and other factors that may affect the Group’s ability to collect from the debtors. The Group also applies current situation adjustment to provide specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Expected credit losses are included in general and administrative expenses in the consolidated statements of operations and comprehensive loss. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

Accounts receivable, net
(e)	Accounts receivable, net

Accounts receivable, net is stated at the original amount less an allowance for expected credit loss. Accounts receivable are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. Allowance for expected credit loss were $7,489 and $10,265 as of December 31,2025 and 2024, respectively.

Non-employee share-based compensation
(f)	Non-employee share-based compensation

The Group accounts for share-based compensation granted to non-employees in accordance with ASC 718, Compensation—Stock Compensation, as amended by ASU 2018-07. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s grants of share-based awards were classified as equity awards and are measured at fair value on the grant date, which is generally based on the closing market price of the Company’s common stock on that date. The grant-date fair value is recognized as expenses over the requisite service period of four-years on a straight-line basis.

For awards that are issued upfront but subject to a requisite service period, the Group recognizes the grant-date fair value of the awards as compensation expense on a straight-line basis over the requisite service period as the related services are rendered, with a corresponding credit to additional paid-in capital.

Property and equipment, net
(g)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Vehicle	5 years
Office and electric equipment	3 years
Leasehold improvement	5 years

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of loss.

Long-term investment
(h)	Long-term investment

Long-term investment is the Group’s equity investment in privately held companies accounted for equity method.

Equity investment

The Group accounts for its investments in common stock or in-substance common stock in entities in which it can exercise significant influence but does not own a majority equity interest or control using the equity method in accordance with ASC 323-10, Investments-Equity Method and Joint Ventures: Overall unless the Group elects to account for the investment using the fair value option in accordance with ASC 825-10, Financial Instruments: Fair Value Option (“ASC 825”).

The Group has elected the fair value option when it initially recognizes an equity method investment as the Group determined the fair value of this investment better represents the value of the underlying assets. Such election is irrevocable and can be applied to financial assets on an individual basis at initial recognition. Any changes in fair value are recognized in fair value change of financial instruments in the consolidated statements of comprehensive loss.

Equity investment with readily determinable fair value, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

For equity investment measured at fair value with changes in fair value recorded in earnings, the Group does not assess whether those securities are impaired. For those equity investment that the Group elects to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.

Convertible notes
(i)	Convertible notes

The Group accounts for its convertible promissory notes in accordance with ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging (Subtopic 815-40). Under this guidance, the Group no longer separates the liability and equity components of convertible instruments that do not require bifurcation under ASC 815. Instead, the entire convertible instrument is accounted for as a single liability, unless the fair value option under ASC 825-10 is elected or an embedded conversion feature requires separate accounting as a derivative.

The Group first evaluates whether to elect the fair value option under ASC 825-10. If the fair value option is not elected, the Group assesses whether the embedded conversion feature requires bifurcation under ASC 815. If bifurcation is not required and the instrument is not issued with a substantial premium, the convertible debt is accounted for as a single liability instrument under the traditional convertible debt model. Any debt discount or premium is amortized over the expected term of the instrument using the effective interest method and recognized as additional non-cash interest expenses.

Derivative liability
(j)	Derivative liability

The Group evaluates its financial instruments including convertible notes to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815. The Group applies significant judgment to identify and evaluate terms and conditions in these contracts and agreements to determine whether embedded derivative exists. If all the requirements for bifurcation are met, embedded derivatives are separately measured from the host contract. Bifurcated embedded derivatives are initially recorded at fair value and then remeasure at each reporting period, with change in fair value recognized in the consolidated statements of operations. Bifurcated embedded derivative are classified as separate liability in the consolidated balance sheets.

The Group’s derivative liability related to the conversion feature embedded in the convertible notes payable. See note 13 for further details.

Operating leases
(k)	Operating leases

The Group adopted ASC 842 on January 1, 2021.

The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease; (2) lease classification for any expired or existing leases as of the adoption date; and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less. The Group recognizes lease expenses for short-term leases on a straight-line basis over the lease term.

Right-of-use assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Right-of-use assets is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. There was no impairment for right-of-use lease assets as of December 31, 2025 and 2024. Lease liabilities are recognized at the commencement date based on the present value of the remaining future minimum lease payments. As the interest rate implicit in the Group’s leases is not readily determinable, the Group utilizes its incremental borrowing rate, determined by class of underlying asset, to discount the lease payments.

Some of the Group’s lease agreements contained renewal options; however, the Group did not recognize right-of-use assets or lease liabilities for renewal periods unless it was determined that the Group was reasonably certain of renewing the lease at inception or when a triggering event occurred. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Group’s lease agreements did not contain any material residual value guarantees or material restrictive covenants.

The Group leases offices space under non-cancellable operating leases. The Group considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities.

The Group determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease.

As of December 31, 2025 and 2024, the Group had no long-term leases that were classified as a financing lease, and the Group’s lease contracts only contain fixed lease payments and do not contain any residual value guarantee.

The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Impairment of long-lived assets
(l)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

No impairment of long-lived assets was recognized for the years ended December 31, 2025, 2024 and 2023.

Fair value measurement
(m)	Fair value measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

Financial assets and liabilities of the Group primarily consist of cash, accounts receivable, amounts due from related parties, other receivables, long-term investment, accounts payable, convertible notes payable, borrowings, amounts due to related parties, other payables. The carrying amounts of the Group’s financial instruments, including cash, accounts receivable, amounts due from related parties, other receivables, accounts payable, borrowings, amounts due to related parties, other payables, approximate their fair values because of their short-term nature.

The derivative liability component of the convertible notes is measured at fair value on a recurring basis using Level 3 inputs. The debt component is initially recorded at its carrying value, which is the residual amount of the proceeds after allocating a portion to the derivative liability and other equity instruments (such as Pre-Delivery Shares). The debt component is subsequently measured at amortized cost using the effective interest method, and its carrying value may not approximate its fair value due to the significant discount recorded at issuance.

In accordance with ASC 820-10, the Group measures its long-term investment accounted for using the fair value option on a recurring basis, which are classified within Level 3 in the fair value hierarchy.

The valuation techniques and significant unobservable inputs used to measure the fair value of the long-term investment and the derivative liability are detailed in Note 7 and Note 14.

Revenue recognition
(n)	Revenue recognition

The Group recognized its revenue under ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle underlying the revenue recognition of ASC606 allows the Group to recognize revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Group expects to be entitled in such exchange. This will require the Group to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, the Group applies five-step model to recognize revenue from customer contracts. The five-step model requires the Group to (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur; (iv) allocate the transaction price to the respective performance obligations in the contract; and (v) recognize revenue when (or as) the Group satisfies the performance obligation.

The Group derives its revenues principally from providing business consulting service and IT customization service.

Revenue recognition policies for each type of revenue stream are as follows:

Business consulting

The Group provides a wide range of business consulting services to customers of various industries, from business strategy advisory, to design of business workflows and processes, brand and reputation, as well as digital marketing in achieving organization objectives such as enhancing cost efficiency, productivity and customer experience etc.

The Group provides a series of business consulting services which is interrelated as one promise to support the customers to achieve brand strategy and marketing strategy development. No variable consideration, significant financing component, or non-cash payment is identified in the arrangements for transaction price with the customers. The revenue is recognized at a point in time when the legal title and control of the service has been transferred, being when the project solution is delivered, and accepted by the customer, there is no unfulfilled obligation that could affect the customers’ acceptance of the products and services, and it is highly probable that a significant reversal will not occur. There is no significant returns, refund and other similar obligations during each reporting period.

IT customization

The Group offers IT customization services in providing customer comprising tailored made IT solutions or the packaged software solutions in meeting the customer’s objectives. It covers end-to-end solutions including IT consultancy, design of the system architecture, planning and design of the solution, implementation, quality assurance as well as maintenance support services.

IT consulting

The Group provides a series of IT consulting service which is interrelated as one promise to develop customized software solutions.

The contract payment is made by the customers as agreed in the contract, and no variable consideration, significant financing component, or non-cash payment is identified in the arrangements for transaction price with the customers. The revenue is recognized at a point in time when the customized software solution is successfully completed, delivered and accepted by customers. There are no significant returns, refund and other similar obligations during each reporting period.

For contracts entered into during the fiscal year ended December 31, 2025 regarding certain IT consulting arrangements that include post-delivery maintenance and software upgrade services, the Group considers these services to be a distinct performance obligation. These services represent an ongoing fulfillment activity that ensures the continuous performance of the software solutions throughout the contract term, rather than an assurance-type warranty. Accordingly, the transaction price allocated to the maintenance and upgrade services is recognized as revenue over time on a straight-line basis over the respective service period, as the customer simultaneously receives and consumes the benefits provided by the Group’s performance.

Management software

The Group offers a range of management software solutions to customers via an annual subscription-based model, support services are generally included in the subscription. The Group also provides initial setup and training services to customers before their software subscription. The Group has identified that the nature of one overall promise to customers as the provision of a software solution comprising the one-year subscription of software in a cloud-based infrastructure hosted by the Group, well set-up and implemented with a session of training, which is needed to allow the customer to access the software functionality, and has accounted for the promise as one combined performance obligation.

The customer simultaneously received and consumed the benefits provided by the Group during the contract period. Thus, revenue from management software is recognized over time on a ratable basis over one year, starting from the date that the software is made available to the customers.

The contract payment is made by the customers in advance, and not subject to any variable consideration, refund, cancellation or termination provision. No significant financing component, noncash payment identified in the arrangements with customers.

Web 3.0 and blockchain-enabled platform services

The Group also generates revenue from selling event tickets and merchant vouchers on its “Tridentity” app, which is powered by a proprietary blockchain-based identity solution. By providing highly secure, single sign-on authentication, Tridentity serves as the foundational digital infrastructure to support all current and future commerce transactions and services hosted on the platform.

For ticket sales, the Group acts as an agent and recognizes revenue on a net basis at a point in time when the delivery of the ticket is in place. The Group’s performance obligation is to transfer control of an event ticket on behalf of merchants to a ticket buyer once an order has been confirmed. The Group does not obtain control of the tickets prior to their transfer, is not primarily responsible for fulfilling the underlying event services, and does not bear any inventory risk.

For voucher sales, the Group acts as a principal and recognizes revenue on a gross basis as it obtains control of the vouchers and assumes substantive inventory risk through fixed-quantity buyout agreements with merchants prior to transfer. Revenue is recognized at a point in time when the vouchers are actually redeemed by the end users and the underlying goods or services are provided.

Disaggregation of revenues

The following tables illustrates the disaggregation of revenue by revenue stream for the years ended December 31, 2025, 2024 and 2023:

	For the years ended December 31,
	2025	2024	2023
Business consulting service	$-	$112,250	$321,716
IT customization	129,861	337,438	1,155,229
(i) IT consulting	114,367	52,308	571,592
(ii) Management software	15,494	285,130	583,637
Platform services	31,064	15,747	6,164
Total revenues	$160,925	$465,435	$1,483,109

The following tables illustrates the disaggregation of revenue by timing of revenue recognition for the years ended December 31, 2025, 2024 and 2023:

	For the years ended December 31,
	2025	2024	2023
Point in time	$99,508	$180,305	$899,472
Over time	61,417	285,130	583,637
Total	$160,925	$465,435	$1,483,109

Contract balances

When the Group begins to deliver the products or services pursuant to the performance obligations in the contract, the Group presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment.

The contract assets represent contract costs, which are deferred for the contract preparation and will be recognized as cost of revenues when goods or services are transferred to customers. The Group recognized incremental commission costs of obtaining management software contracts with customers and incurred costs to fulfill service contract before service is provided to a customer as contract asset and amortized to cost in a pattern that matches the timing of the revenue recognition of the related contract. The Group’s contract assets were $162,604 and $138,740 as of December 31, 2025 and 2024, respectively. The cost recognized for the years ended December 31, 2025, 2024 and 2023 that was included in the contract asset balance at the beginning of the period were $848, $310,271 and $268,509, respectively.

The contract liabilities consist of deferred revenue, which represents the billings or cash received for services in advance of revenue recognition and is recognized as revenue when all the Group’s revenue recognition criteria are met. Contract assets and contract liabilities are reported in a net position on an individual contract basis at the end of each reporting period. The Group’s deferred revenue was $518,011 and $409,654 as of December 31, 2025 and 2024, respectively. The revenue recognized for the years ended December 31, 2025, 2024 and 2023 that was included in the contract liability balance at the beginning of the period were $6,538, $331,204 and $547,737, respectively.

Other than contract costs and deferred revenue, the Group had no other material contract assets or contract liabilities recorded on its consolidated balance sheets as of December 31, 2025 and 2024.

Costs of revenue
(o)	Costs of revenue

Cost of revenue mainly comprised of direct labor costs, service fee paid to service suppliers, hardware procurement costs, commission cost, cost of voucher sold and miscellaneous cost.

Selling and marketing expenses
(p)	Selling and marketing expenses
Selling and marketing expenses mainly comprised of payroll expenses, marketing and advertising expenses and other expenses.
General and administrative expenses
(q)	General and administrative expenses

General and administrative expenses mainly comprised of payroll expenses, share-based compensation expenses, professional service expenses, rent and utilities expenses, travelling expenses, IPO bonus and other expenses related to general corporate functions.

Research and development expenses
(r)	Research and development expenses
Research and development expenses mainly comprised of system development expenses, payroll expenses, technical support and maintenance expenses and rent expenses.
Income taxes
(s)	Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

Deferred tax assets and liabilities are recognized for expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carry forwards. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized. When the Group determines and quantifies the valuation allowances, it considers such factors as projected future taxable income, the availability of tax planning strategies, the historical taxable income/losses in prior years, and future reversals of existing taxable temporary differences. The assumptions used in determining projected future taxable income require significant judgment. Actual operating results in future years could differ from current assumptions, judgments and estimates. Changes in these estimates and assumptions may materially affect the tax position measurement and financial statement recognition. If, in the future, the Group determines that it would not be able to realize the recorded deferred tax assets, an increase in the valuation allowance would decrease earnings in the period in which such determination is made. As of December 31, 2025 and 2024, the Group’s deferred tax assets, net of valuation allowances of $5,116,424 and $2,297,022, were $596,836 and $192,228, respectively. After offsetting deferred tax liabilities of $507,903 and $192,228, respectively, the net deferred tax assets recognized on the consolidated balance sheets were $88,933 and nil as of December 31, 2025 and 2024, respectively.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations for the years ended December 31, 2025, 2024 and 2023, respectively. The Group will recognize interest and penalties, if any, related to unrecognized tax benefits on the income tax expenses line in the accompanying consolidated statement of operations. Accrued interest and penalties will be included on the related tax liability line in the consolidated balance sheet.

The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Goods and services taxes
(t)	Goods and services taxes

The products and services sold in the Singapore are subject to a goods and services tax (“GST”). The products and services sold to the customers outside of Singapore are not subject to a GST. GST taxes are presented as a reduction of revenue. The GST are based on gross sales price. GST rate in Singapore is generally 9%, 9% and 8% for the years ended December 31,2025, 2024 and 2023, respectively. Entities that are GST general taxpayers are allowed to offset qualified input GST paid to suppliers against their output GST liabilities. Net GST balance between input GST and output GST is recorded in tax payable.

Employee benefits
(u)	Employee benefits

The full-time employees of the Group are entitled to the government mandated defined contribution plan. The Group is required to accrue and pay for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant government regulations, and make cash contributions to the government mandated defined contribution plan. Total expenses for the plans were $195,164, $300,041 and $134,063 for the years ended December 31, 2025, 2024 and 2023, respectively.

Foreign currency transactions and translations
(v)	Foreign currency transactions and translations

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the consolidated statements of operations and comprehensive loss.

The reporting currency of the Group is United States Dollars (“US$”) and the accompanying financial statements have been expressed in US$. The Group’s subsidiaries in Singapore conduct their businesses and maintain its books and record in the local currency, Singapore Dollars (“SGD”), as their functional currency.

In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of foreign subsidiary are recorded as a separate component of accumulated other comprehensive income (loss) within the statements of shareholders’ equity (deficit). Cash flows are also translated at average translation rates for the periods; therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of December 31,
	2025	2024	2023
Balance sheet items, except for equity accounts	1.2859	1.3662	1.3193
	For the years ended December 31,
	2025	2024	2023
Items in the statements of operations and comprehensive loss, and statements of cash flow	1.3065	1.3363	1.3428

Comprehensive loss
(w)	Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. The foreign currency translation gain or loss resulting from translation of the financial statements expressed in SGD to USD is reported in other comprehensive loss in the consolidated statements of operations and comprehensive loss.

Loss per share
(x)	Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic loss per share as of the date that all necessary conditions have been satisfied. Net loss are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive. Given the mandatory return obligation for a nominal fee, the Pre-Delivery Shares related to the issuance of the Convertible Notes function as a share-lending arrangement and do not represent outstanding ordinary shares. Therefore, the Pre-Delivery Shares are excluded from the computation of both basic and diluted loss per share.

In addition, the Convertible Notes represent potential ordinary shares. However, because the Company reported a net loss, the assumed conversion of the Convertible Notes was anti-dilutive and thus excluded from the calculation of diluted loss per share for the year ended December 31, 2025. For the years ended December 31, 2025, 2024, and 2023, there was no dilutive impact.

Segment reporting
(y)	Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands public entities’ segment disclosures, among others, requiring disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss; an amount and description of its composition for other segment items; and interim disclosures of a reportable segment’s profit or loss and assets. This new guidance was effective beginning on this annual report for the year ended December 31, 2024, and applied retrospectively to all prior periods presented. The impact of the adoption of this guidance was not material to the financial position or results of operations, as the requirements impact only segment reporting disclosures in the notes to financial statements.

The Group’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has only one reportable segment as defined by ASC 280. The single reportable segment contains revenues derived from business consulting service, IT customization and selling event tickets. Although the Group derives revenue mainly from these three kinds of services, services provided are essentially similar using the aggregation criteria in ASC 280-10-50-11, therefore, they are reported in a single reportable segment.

The Group does not distinguish between markets or segments for the purpose of internal reporting. As all of the Group’s revenues were generated from customers in SG and all of the Group’s long-lived assets are located in the SG, no geographical segments are presented. The CODM makes decisions on resource allocation, evaluates operating performance, and monitors budget versus actual results using net loss. There are no reconciling items or adjustments between segment loss and net loss as presented in our statements of operations. The CODM does not review assets in evaluating the segment results and therefore such information is not presented.

Commitments and contingencies
(z)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Recent accounting pronouncements
(aa)	Recent accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Group does not opt out of extended transition period for complying with any new or revised financial accounting standards. Therefore, the Group’s financial statements may not be comparable to companies that comply with public company effective dates.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The intent of ASU 2023-09 is to improve the disclosures around a company’s rate reconciliation information and certain types of income taxes companies are required to pay. Specifically, these new disclosure requirements will provide more transparency regarding income taxes companies pay in the United States and other countries, along with more disclosure around a company’s rate reconciliation, among other new disclosure requirements, such that users of financial statements can get better information about how the operations, related tax risks, tax planning and operational opportunities of companies affect their effective tax rates and future cash flow prospects. ASU 2023-09 is effective for public business entity for annual fiscal years beginning after December 15, 2024, and for all other entities for annual period beginning after December 15, 2025. Early adoption permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments under ASU 2023-09 should be applied on a prospective basis, although retrospective application is permitted. As an emerging growth company (“EGC”) under the JOBS Act, the Group intends to use the extended transition period available to non-public business entities and has not early adopted ASU 2023-09. Accordingly, the Group plans to adopt the new standard in its fiscal year beginning January 1, 2026. The Group is currently evaluating the impact of the adoption of this ASU on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted. The Company is currently evaluating the impact that the adoption of these standards will have on its Consolidated Financial Statements.

In July 2025, the FASB issued ASU 2025-05 “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses for Accounts Receivable and Contract Assets”. It applies to entities that use the practical expedient and accounting policy election (if applicable) when estimating expected credit losses on current accounts receivable and/or current contract assets from transactions under Topic 606, including such assets acquired in a business combination accounted for under Topic 805. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual periods. Early adoption is permitted. The Group does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”). The amendments establish the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. ASU 2025-10 is effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of adopting ASU 2025-10.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Improvements to Interim Disclosure Requirements (“ASU 2025-11”). The amendments clarify disclosure requirements for interim financial statements. ASU 2025-11 is effective for interim periods beginning after December 15, 2026. Early adoption is permitted. The Group is currently evaluating the impact of adopting ASU 2025-11.

In December 2025, the FASB issued ASU 2025-12, “Codification Improvements.” The amendments in this Update represent changes to clarify the Codification or correct unintended application of guidance and apply to all reporting entities within the scope of the affected accounting guidance. These amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact the adoption of ASU 2025-12 will have on its future consolidated financial statements and related disclosures.